UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2023

Item 1.

Reports to Stockholders

Fidelity® High Income Central Fund

Semi-Annual Report
February 28, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary February 28, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
Occidental Petroleum Corp.	2.5
Mesquite Energy, Inc.	2.4
Community Health Systems, Inc.	1.9
Pacific Gas & Electric Co.	1.9
CCO Holdings LLC/CCO Holdings Capital Corp.	1.7
DISH Network Corp.	1.6
Tenet Healthcare Corp.	1.3
Uber Technologies, Inc.	1.3
Ford Motor Credit Co. LLC	1.3
Royal Caribbean Cruises Ltd.	1.1
17.0

Market Sectors (% of Fund's net assets)

Energy	17.1
Healthcare	6.9
Telecommunications	6.6
Services	5.8
Technology	5.3

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 16%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 79.4%
	Principal Amount (a)	Value ($)
Convertible Bonds - 3.5%
Broadcasting - 1.6%
DISH Network Corp.:
0% 12/15/25	3,263,000	2,080,163
2.375% 3/15/24	13,472,000	12,373,824
3.375% 8/15/26	20,439,000	13,062,159
		27,516,146
Diversified Financial Services - 0.2%
New Cotai LLC 5% 2/24/27 (b)	1,592,432	3,440,131
Energy - 1.7%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,687,240	10,330,633
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	2,913,114	17,836,414
		28,167,047
TOTAL CONVERTIBLE BONDS		59,123,324
Nonconvertible Bonds - 75.9%
Aerospace - 1.8%
ATI, Inc.:
4.875% 10/1/29	1,205,000	1,078,916
5.125% 10/1/31	845,000	744,260
5.875% 12/1/27	2,480,000	2,362,410
Bombardier, Inc.:
6% 2/15/28 (d)	3,615,000	3,387,038
7.875% 4/15/27 (d)	6,180,000	6,144,969
Moog, Inc. 4.25% 12/15/27 (d)	735,000	672,531
TransDigm, Inc.:
5.5% 11/15/27	12,450,000	11,438,438
7.5% 3/15/27	5,250,000	5,184,375
Wesco Aircraft Holdings, Inc. 8.5% 11/15/24 (d)	1,585,000	713,250
		31,726,187
Air Transportation - 0.9%
Air Canada 3.875% 8/15/26 (d)	2,110,000	1,900,756
Allegiant Travel Co. 7.25% 8/15/27 (d)	1,545,000	1,517,963
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)	8,125,000	8,163,594
United Airlines, Inc. 4.625% 4/15/29 (d)	1,650,000	1,462,784
Western Global Airlines LLC 10.375% 8/15/25 (d)	2,660,000	1,597,649
		14,642,746
Automotive - 0.4%
Ford Motor Co. 6.1% 8/19/32	4,430,000	4,125,689
Ford Motor Credit Co. LLC 3.625% 6/17/31	2,480,000	1,964,709
		6,090,398
Automotive & Auto Parts - 2.2%
Dana, Inc.:
4.25% 9/1/30	1,400,000	1,130,878
5.625% 6/15/28	2,450,000	2,217,250
Ford Motor Co. 3.25% 2/12/32	4,510,000	3,408,607
Ford Motor Credit Co. LLC:
2.9% 2/16/28	2,000,000	1,665,037
4.95% 5/28/27	5,375,000	5,007,834
5.125% 6/16/25	7,810,000	7,539,613
7.35% 11/4/27	5,000,000	5,065,500
General Motors Financial Co., Inc. 4.25% 5/15/23	615,000	613,648
LCM Investments Holdings 4.875% 5/1/29 (d)	3,665,000	2,978,883
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)	1,770,000	1,577,513
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)	875,000	615,069
Real Hero Merger Sub 2 6.25% 2/1/29 (d)	685,000	507,223
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (d)(e)(f)	4,700,000	4,582,500
		36,909,555
Banks & Thrifts - 1.6%
Ally Financial, Inc.:
5.8% 5/1/25	20,000	20,013
8% 11/1/31	11,003,000	11,904,472
8% 11/1/31	5,273,000	5,707,955
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)	7,280,000	6,388,200
VistaJet Malta Finance PLC / XO Management Holding, Inc. 6.375% 2/1/30 (d)	4,250,000	3,719,877
		27,740,517
Broadcasting - 1.6%
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29 (d)	2,590,000	2,097,900
7.75% 4/15/28 (d)	1,370,000	1,136,923
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	2,515,000	282,183
Gray Escrow II, Inc. 5.375% 11/15/31 (d)	2,970,000	2,205,084
iHeartCommunications, Inc. 9% 12/31/49 (b)(g)	780,000	0
Nexstar Broadcasting, Inc. 5.625% 7/15/27 (d)	2,755,000	2,558,658
Scripps Escrow II, Inc.:
3.875% 1/15/29 (d)	2,170,000	1,729,447
5.375% 1/15/31 (d)	1,130,000	800,017
Scripps Escrow, Inc. 5.875% 7/15/27 (d)	1,780,000	1,425,284
Sirius XM Radio, Inc.:
4.125% 7/1/30 (d)	2,155,000	1,751,433
5% 8/1/27 (d)	5,295,000	4,858,163
TEGNA, Inc. 5% 9/15/29	620,000	550,064
Univision Communications, Inc.:
6.625% 6/1/27 (d)	5,150,000	4,889,307
7.375% 6/30/30 (d)	3,455,000	3,276,731
		27,561,194
Building Materials - 0.6%
Advanced Drain Systems, Inc.:
5% 9/30/27 (d)	505,000	469,802
6.375% 6/15/30 (d)	3,635,000	3,471,559
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)	590,000	479,014
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	1,825,000	1,596,837
6% 12/1/29 (d)	1,705,000	1,424,016
6.125% 7/1/29 (d)	1,005,000	840,469
Victors Merger Corp. 6.375% 5/15/29 (d)	3,465,000	2,182,950
		10,464,647
Cable/Satellite TV - 4.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34 (d)	3,730,000	2,792,101
4.5% 8/15/30 (d)	3,095,000	2,545,699
4.5% 6/1/33 (d)	4,415,000	3,434,881
4.75% 3/1/30 (d)	5,200,000	4,373,044
5% 2/1/28 (d)	12,055,000	10,924,844
5.125% 5/1/27 (d)	3,920,000	3,627,058
6.375% 9/1/29 (d)	2,165,000	2,018,505
CSC Holdings LLC:
3.375% 2/15/31 (d)	3,305,000	2,266,569
4.125% 12/1/30 (d)	2,590,000	1,871,741
4.5% 11/15/31 (d)	2,175,000	1,544,203
4.625% 12/1/30 (d)	5,895,000	3,173,721
5% 11/15/31 (d)	2,290,000	1,219,425
5.375% 2/1/28 (d)	4,625,000	3,857,713
5.75% 1/15/30 (d)	3,690,000	2,113,374
7.5% 4/1/28 (d)	4,545,000	3,043,832
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (d)	2,505,000	2,239,517
DISH DBS Corp. 5.75% 12/1/28 (d)	1,465,000	1,170,242
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	6,820,000	5,089,089
6.5% 9/15/28 (d)	5,050,000	2,375,158
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)	8,600,000	8,024,230
VZ Secured Financing BV 5% 1/15/32 (d)	6,990,000	5,750,029
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)	1,155,000	933,390
6% 1/15/27 (d)	4,760,000	4,426,800
Ziggo BV 4.875% 1/15/30 (d)	1,730,000	1,462,997
		80,278,162
Chemicals - 2.0%
Avient Corp. 5.75% 5/15/25 (d)	1,970,000	1,930,873
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)	2,445,000	2,254,973
CVR Partners LP 6.125% 6/15/28 (d)	3,010,000	2,673,709
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (d)(e)	5,905,000	4,399,225
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)	535,000	484,304
7% 12/31/27 (d)	680,000	583,100
LSB Industries, Inc. 6.25% 10/15/28 (d)	270,000	245,784
NOVA Chemicals Corp. 4.25% 5/15/29 (d)	2,650,000	2,194,068
Olympus Water U.S. Holding Corp. 7.125% 10/1/27 (d)	1,560,000	1,497,600
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (d)	2,630,000	2,274,082
6.625% 5/1/29 (d)	1,755,000	1,424,976
The Chemours Co. LLC:
4.625% 11/15/29 (d)	2,245,000	1,821,974
5.375% 5/15/27	2,940,000	2,677,311
5.75% 11/15/28 (d)	3,490,000	3,065,206
Tronox, Inc. 4.625% 3/15/29 (d)	2,210,000	1,801,150
W.R. Grace Holding LLC:
4.875% 6/15/27 (d)	3,255,000	2,990,987
5.625% 8/15/29 (d)	2,375,000	1,904,282
		34,223,604
Consumer Products - 0.5%
Central Garden & Pet Co. 4.125% 10/15/30	1,675,000	1,395,493
Diamond BC BV 4.625% 10/1/29 (d)	1,145,000	928,503
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (d)	1,775,000	1,597,918
Gannett Holdings LLC 6% 11/1/26 (d)	1,390,000	1,167,683
Mattel, Inc. 3.375% 4/1/26 (d)	745,000	683,538
The Scotts Miracle-Gro Co. 4% 4/1/31	1,495,000	1,196,000
TKC Holdings, Inc. 10.5% 5/15/29 (d)	1,884,000	1,153,950
		8,123,085
Containers - 0.5%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(e)	2,525,000	2,064,642
Berry Global, Inc.:
4.5% 2/15/26 (d)	2,134,000	2,046,453
4.875% 7/15/26 (d)	1,355,000	1,297,413
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)	1,430,000	1,229,959
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	1,185,000	1,009,857
Trivium Packaging Finance BV 5.5% 8/15/26 (d)	1,510,000	1,426,950
		9,075,274
Diversified Financial Services - 2.6%
Altice France Holding SA 10.5% 5/15/27 (d)	4,240,000	3,501,943
Coinbase Global, Inc.:
3.375% 10/1/28 (d)	9,125,000	5,976,875
3.625% 10/1/31 (d)	6,085,000	3,669,742
FLY Leasing Ltd. 7% 10/15/24 (d)	7,485,000	6,460,491
Hightower Holding LLC 6.75% 4/15/29 (d)	970,000	820,567
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	2,200,000	2,145,000
5.25% 5/15/27	5,970,000	5,552,100
6.375% 12/15/25	1,740,000	1,717,345
MSCI, Inc. 4% 11/15/29 (d)	5,785,000	5,120,304
OneMain Finance Corp. 7.125% 3/15/26	3,460,000	3,363,050
PRA Group, Inc. 5% 10/1/29 (d)	7,620,000	6,493,840
		44,821,257
Diversified Media - 0.4%
Allen Media LLC 10.5% 2/15/28 (d)	7,650,000	3,289,500
Lamar Media Corp. 4.875% 1/15/29	1,980,000	1,827,841
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	3,285,000	2,210,739
		7,328,080
Energy - 11.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 1/15/28 (d)	2,220,000	2,084,025
Archrock Partners LP / Archrock Partners Finance Corp.:
6.25% 4/1/28 (d)	2,475,000	2,349,468
6.875% 4/1/27 (d)	700,000	679,091
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	1,235,000	1,089,990
California Resources Corp. 7.125% 2/1/26 (d)	3,735,000	3,763,199
Centennial Resource Production LLC 5.875% 7/1/29 (d)	2,610,000	2,335,950
Cheniere Energy, Inc. 4.625% 10/15/28	3,250,000	3,012,783
Citgo Holding, Inc. 9.25% 8/1/24 (d)	2,625,000	2,631,055
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)	2,610,000	2,519,915
7% 6/15/25 (d)	6,180,000	6,083,468
CNX Resources Corp.:
6% 1/15/29 (d)	1,185,000	1,074,357
7.375% 1/15/31 (d)	1,685,000	1,605,300
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	1,595,000	1,371,700
6.75% 3/1/29 (d)	3,485,000	3,206,200
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	1,045,000	1,013,611
6% 2/1/29 (d)	7,210,000	6,558,937
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)	830,000	751,594
CVR Energy, Inc.:
5.25% 2/15/25 (d)	4,990,000	4,790,400
5.75% 2/15/28 (d)	3,995,000	3,545,762
DCP Midstream Operating LP 5.85% 5/21/43 (d)(e)	3,410,000	3,374,536
Delek Logistics Partners LP 7.125% 6/1/28 (d)	1,520,000	1,337,600
DT Midstream, Inc.:
4.125% 6/15/29 (d)	2,545,000	2,182,338
4.375% 6/15/31 (d)	2,545,000	2,131,438
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)	4,185,000	4,038,525
EnLink Midstream LLC:
5.625% 1/15/28 (d)	1,060,000	1,009,650
6.5% 9/1/30 (d)	2,150,000	2,117,600
EQT Corp. 3.625% 5/15/31 (d)	1,720,000	1,443,510
Harvest Midstream I LP 7.5% 9/1/28 (d)	5,565,000	5,366,663
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	1,560,000	1,317,233
5.125% 6/15/28 (d)	2,905,000	2,665,377
5.5% 10/15/30 (d)	920,000	828,000
5.625% 2/15/26 (d)	6,900,000	6,714,873
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (d)	2,685,000	2,470,200
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)	7,159,924	5,838,918
MEG Energy Corp. 5.875% 2/1/29 (d)	4,235,000	3,949,857
Nabors Industries, Inc. 5.75% 2/1/25	4,196,000	4,003,613
Neptune Energy Bondco PLC 6.625% 5/15/25 (d)	1,065,000	1,035,377
New Fortress Energy, Inc. 6.75% 9/15/25 (d)	6,830,000	6,404,218
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	7,325,000	6,994,768
Northern Oil & Gas, Inc. 8.125% 3/1/28 (d)	3,455,000	3,334,075
Occidental Petroleum Corp.:
4.3% 8/15/39	880,000	688,600
4.4% 4/15/46	1,750,000	1,342,645
4.5% 7/15/44	815,000	635,854
5.875% 9/1/25	1,665,000	1,660,838
6.125% 1/1/31	4,345,000	4,375,893
6.2% 3/15/40	980,000	955,500
6.45% 9/15/36	1,717,000	1,725,585
6.6% 3/15/46	2,590,000	2,635,662
6.625% 9/1/30	8,330,000	8,559,075
6.95% 7/1/24	1,308,000	1,321,103
7.5% 5/1/31	10,215,000	10,930,050
8.875% 7/15/30	6,715,000	7,627,233
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	5,755,000	5,368,437
7.25% 6/15/25	5,150,000	5,138,825
SM Energy Co.:
6.5% 7/15/28	920,000	848,700
6.625% 1/15/27	1,145,000	1,089,181
6.75% 9/15/26	805,000	776,658
Southwestern Energy Co.:
4.75% 2/1/32	2,135,000	1,834,670
5.375% 2/1/29	4,415,000	4,129,824
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	3,905,000	3,709,580
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29	2,280,000	2,000,960
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (d)	2,370,000	2,043,746
Tullow Oil PLC 10.25% 5/15/26 (d)	5,450,000	4,380,438
Valaris Ltd. 8.25% 4/30/28 pay-in-kind (e)	660,000	674,025
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	2,220,000	1,914,750
4.125% 8/15/31 (d)	2,220,000	1,909,200
Viper Energy Partners LP 5.375% 11/1/27 (d)	1,105,000	1,050,634
		198,352,840
Environmental - 0.4%
Covanta Holding Corp. 4.875% 12/1/29 (d)	1,355,000	1,144,510
Madison IAQ LLC:
4.125% 6/30/28 (d)	1,795,000	1,531,315
5.875% 6/30/29 (d)	2,775,000	2,209,257
Stericycle, Inc. 3.875% 1/15/29 (d)	1,645,000	1,410,187
		6,295,269
Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	1,655,000	1,400,751
4.625% 1/15/27 (d)	4,615,000	4,338,100
4.875% 2/15/30 (d)	6,890,000	6,182,586
BellRing Brands, Inc. 7% 3/15/30 (d)	845,000	835,618
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)	1,470,000	889,350
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	960,000	776,746
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)	2,200,000	2,071,078
		16,494,229
Food/Beverage/Tobacco - 1.6%
C&S Group Enterprises LLC 5% 12/15/28 (d)	1,905,000	1,467,104
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (d)	1,465,000	1,277,026
7.5% 4/15/25 (d)	450,000	438,422
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)	1,702,000	1,706,255
Kraft Heinz Foods Co.:
4.375% 6/1/46	645,000	526,106
4.875% 10/1/49	3,225,000	2,831,859
5.5% 6/1/50	855,000	816,861
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)	2,290,000	2,009,683
Performance Food Group, Inc.:
4.25% 8/1/29 (d)	1,350,000	1,178,726
5.5% 10/15/27 (d)	5,775,000	5,476,375
6.875% 5/1/25 (d)	995,000	997,145
Post Holdings, Inc.:
4.625% 4/15/30 (d)	625,000	541,888
5.75% 3/1/27 (d)	282,000	274,616
TreeHouse Foods, Inc. 4% 9/1/28	860,000	737,579
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	1,080,000	860,814
U.S. Foods, Inc.:
4.625% 6/1/30 (d)	1,110,000	969,523
4.75% 2/15/29 (d)	3,100,000	2,793,813
United Natural Foods, Inc. 6.75% 10/15/28 (d)	1,810,000	1,713,245
		26,617,040
Gaming - 2.3%
Affinity Gaming LLC 6.875% 12/15/27 (d)	890,000	793,836
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)	2,860,000	2,446,158
8.125% 7/1/27 (d)	6,225,000	6,287,250
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)	4,380,000	4,067,925
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (d)	2,925,000	2,529,833
6.75% 1/15/30 (d)	5,120,000	4,243,302
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	935,000	937,599
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	1,245,000	1,133,236
Station Casinos LLC 4.625% 12/1/31 (d)	3,685,000	3,002,280
Studio City Finance Ltd. 6.5% 1/15/28 (d)	5,015,000	4,240,183
VICI Properties LP / VICI Note Co.:
4.5% 9/1/26 (d)	4,310,000	4,021,148
4.625% 6/15/25 (d)	5,180,000	4,971,065
		38,673,815
Healthcare - 6.8%
1375209 BC Ltd. 9% 1/30/28 (d)	1,023,000	1,021,445
AHP Health Partners, Inc. 5.75% 7/15/29 (d)	2,665,000	2,230,080
Akumin, Inc. 7% 11/1/25 (d)	4,155,000	3,304,868
Avantor Funding, Inc.:
3.875% 11/1/29 (d)	2,290,000	1,980,850
4.625% 7/15/28 (d)	3,345,000	3,077,400
Bausch Health Companies, Inc.:
11% 9/30/28 (d)	1,819,000	1,423,325
14% 10/15/30 (d)	359,000	227,340
Catalent Pharma Solutions 5% 7/15/27 (d)	825,000	795,193
Centene Corp.:
3.375% 2/15/30	2,690,000	2,269,766
4.625% 12/15/29	3,825,000	3,497,935
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	740,000	642,468
4% 3/15/31 (d)	2,080,000	1,779,771
4.25% 5/1/28 (d)	735,000	663,124
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	11,675,000	9,018,938
5.25% 5/15/30 (d)	4,900,000	3,920,588
6% 1/15/29 (d)	3,475,000	3,001,135
6.125% 4/1/30 (d)	5,840,000	3,999,232
6.875% 4/15/29 (d)	2,815,000	1,968,820
8% 3/15/26 (d)	12,925,000	12,601,875
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	2,495,000	1,883,977
4.625% 6/1/30 (d)	6,965,000	5,740,344
Encompass Health Corp. 5.75% 9/15/25	4,660,000	4,580,489
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	1,085,000	927,675
HealthEquity, Inc. 4.5% 10/1/29 (d)	1,005,000	878,360
Hologic, Inc. 3.25% 2/15/29 (d)	2,525,000	2,177,308
Jazz Securities DAC 4.375% 1/15/29 (d)	1,980,000	1,753,587
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)	2,430,000	2,047,164
3.875% 5/15/32 (d)	3,315,000	2,721,648
4.375% 6/15/28 (d)	1,835,000	1,666,731
Mozart Borrower LP 3.875% 4/1/29 (d)	4,435,000	3,696,462
Option Care Health, Inc. 4.375% 10/31/29 (d)	1,060,000	908,494
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	3,005,000	2,652,514
5.125% 4/30/31 (d)	2,995,000	2,542,006
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	2,295,000	1,793,451
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (d)	124,000	122,388
10% 4/15/27 (d)	1,768,000	1,798,965
Tenet Healthcare Corp.:
4.25% 6/1/29	6,200,000	5,429,340
4.375% 1/15/30	6,565,000	5,744,375
6.125% 10/1/28	7,085,000	6,553,625
6.125% 6/15/30 (d)	3,680,000	3,505,154
6.875% 11/15/31	330,000	304,425
		116,852,635
Homebuilders/Real Estate - 1.7%
Arcosa, Inc. 4.375% 4/15/29 (d)	1,425,000	1,245,133
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29 (d)	1,380,000	1,132,345
6.625% 1/15/28 (d)	40,000	36,202
Kennedy-Wilson, Inc.:
4.75% 3/1/29	2,190,000	1,780,087
5% 3/1/31	2,190,000	1,675,685
New Home Co., Inc. 7.25% 10/15/25 (d)	1,685,000	1,558,625
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)	2,760,000	1,987,200
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)	6,300,000	4,315,500
Starwood Property Trust, Inc. 4.75% 3/15/25	2,420,000	2,309,333
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (d)	2,945,000	2,777,796
TRI Pointe Homes, Inc. 5.7% 6/15/28	795,000	739,011
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	2,035,000	1,613,145
6.5% 2/15/29 (d)	3,300,000	2,161,517
10.5% 2/15/28 (d)	4,250,000	4,250,850
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)	1,185,000	1,006,408
		28,588,837
Hotels - 0.8%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (d)	5,095,000	5,451,650
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)	1,470,000	1,206,855
3.75% 5/1/29 (d)	1,650,000	1,430,632
5.375% 5/1/25 (d)	3,525,000	3,480,747
Lindblad Expeditions LLC 6.75% 2/15/27 (d)	2,120,000	2,003,400
		13,573,284
Insurance - 1.7%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (d)	9,401,000	8,785,464
10.125% 8/1/26 (d)	2,450,000	2,438,394
Alliant Holdings Intermediate LLC:
5.875% 11/1/29 (d)	3,030,000	2,532,413
6.75% 10/15/27 (d)	9,895,000	8,992,378
AmWINS Group, Inc. 4.875% 6/30/29 (d)	1,400,000	1,189,025
AssuredPartners, Inc. 5.625% 1/15/29 (d)	1,445,000	1,224,338
HUB International Ltd. 7% 5/1/26 (d)	1,395,000	1,371,342
USI, Inc. 6.875% 5/1/25 (d)	3,250,000	3,193,123
		29,726,477
Leisure - 2.5%
Carnival Corp.:
5.75% 3/1/27 (d)	5,135,000	4,210,700
9.875% 8/1/27 (d)	4,130,000	4,204,299
10.5% 2/1/26 (d)	2,400,000	2,485,392
NCL Corp. Ltd.:
5.875% 3/15/26 (d)	735,000	635,775
5.875% 2/15/27 (d)	2,890,000	2,680,475
7.75% 2/15/29 (d)	2,575,000	2,241,538
NCL Finance Ltd. 6.125% 3/15/28 (d)	910,000	757,575
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)	4,375,000	3,838,756
5.375% 7/15/27 (d)	1,975,000	1,735,894
5.5% 8/31/26 (d)	4,495,000	4,130,096
7.25% 1/15/30 (d)	1,620,000	1,627,088
11.625% 8/15/27 (d)	8,060,000	8,600,423
Studio City Co. Ltd. 7% 2/15/27 (d)	2,315,000	2,176,100
Vail Resorts, Inc. 6.25% 5/15/25 (d)	1,435,000	1,431,139
Viking Cruises Ltd. 13% 5/15/25 (d)	2,135,000	2,269,388
		43,024,638
Metals/Mining - 2.2%
Alcoa Nederland Holding BV 4.125% 3/31/29 (d)	2,670,000	2,371,427
Alpha Natural Resources, Inc. 9.75% 12/31/99 (b)(g)	1,099,000	0
Arconic Corp. 6% 5/15/25 (d)	1,520,000	1,520,000
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)	1,465,000	1,334,748
4.875% 3/1/31 (d)	1,465,000	1,333,575
Constellium NV 5.875% 2/15/26 (d)	990,000	966,740
ERO Copper Corp. 6.5% 2/15/30 (d)	7,425,000	6,283,406
First Quantum Minerals Ltd.:
6.875% 3/1/26 (d)	3,930,000	3,696,656
6.875% 10/15/27 (d)	2,995,000	2,802,197
7.5% 4/1/25 (d)	2,320,000	2,251,560
FMG Resources Pty Ltd.:
4.375% 4/1/31 (d)	1,615,000	1,364,885
5.125% 5/15/24 (d)	770,000	760,375
5.875% 4/15/30 (d)	4,300,000	4,047,503
Howmet Aerospace, Inc. 5.95% 2/1/37	1,505,000	1,474,779
HudBay Minerals, Inc. 6.125% 4/1/29 (d)	4,755,000	4,197,524
Mineral Resources Ltd.:
8% 11/1/27 (d)	2,835,000	2,820,825
8.5% 5/1/30 (d)	680,000	680,823
		37,907,023
Paper - 0.8%
Berry Global, Inc. 5.625% 7/15/27 (d)	1,110,000	1,068,375
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (d)	1,070,000	1,020,846
8.75% 4/15/30 (d)	6,430,000	5,808,733
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)	3,315,000	3,107,680
Mercer International, Inc. 5.125% 2/1/29	2,220,000	1,820,296
SPA Holdings 3 OY 4.875% 2/4/28 (d)	1,770,000	1,503,177
		14,329,107
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)	7,635,000	6,305,899
CEC Entertainment LLC 6.75% 5/1/26 (d)	2,250,000	2,093,160
KFC Holding Co./Pizza Hut Holding LLC 4.75% 6/1/27 (d)	1,325,000	1,258,750
Papa John's International, Inc. 3.875% 9/15/29 (d)	870,000	726,450
Yum! Brands, Inc. 4.625% 1/31/32	2,585,000	2,284,985
		12,669,244
Services - 4.5%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	4,564,000	4,201,304
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)	1,050,000	782,222
Aramark Services, Inc. 6.375% 5/1/25 (d)	3,410,000	3,387,801
ASGN, Inc. 4.625% 5/15/28 (d)	5,875,000	5,309,414
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (d)	1,328,000	1,089,738
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% 3/1/29 (d)	1,470,000	1,323,228
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)	2,405,000	2,135,015
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	15,565,000	13,023,701
CoreCivic, Inc. 8.25% 4/15/26	3,735,000	3,781,202
CoreLogic, Inc. 4.5% 5/1/28 (d)	920,000	708,400
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	9,979,000	9,706,449
Hertz Corp.:
4.625% 12/1/26 (d)	1,680,000	1,496,102
5% 12/1/29 (d)	2,190,000	1,818,204
5.5% 10/15/24 (b)(d)(g)	3,155,000	70,988
6% 1/15/28 (b)(d)(g)	3,900,000	229,125
6.25% 12/31/49 (b)(g)	2,880,000	3,600
7.125% 8/1/26 (b)(d)(g)	3,980,000	318,400
KAR Auction Services, Inc. 5.125% 6/1/25 (d)	178,000	173,497
Sabre GLBL, Inc. 7.375% 9/1/25 (d)	2,500,000	2,340,043
Service Corp. International 5.125% 6/1/29	1,845,000	1,727,381
The GEO Group, Inc.:
9.5% 12/31/28 (d)	6,055,000	5,785,056
10.5% 6/30/28	2,453,000	2,495,928
Uber Technologies, Inc.:
4.5% 8/15/29 (d)	12,875,000	11,382,530
6.25% 1/15/28 (d)	2,145,000	2,111,189
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	1,640,000	1,525,577
		76,926,094
Steel - 0.2%
Commercial Metals Co. 3.875% 2/15/31	1,125,000	949,223
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)	2,660,000	2,573,550
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	690,000	596,402
		4,119,175
Super Retail - 1.7%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	681,000	609,409
4.625% 11/15/29 (d)	1,520,000	1,321,746
4.75% 3/1/30	680,000	589,118
5% 2/15/32 (d)	1,520,000	1,295,348
Bath & Body Works, Inc. 6.625% 10/1/30 (d)	5,045,000	4,778,775
Carvana Co. 4.875% 9/1/29 (d)	1,980,000	936,588
EG Global Finance PLC:
6.75% 2/7/25 (d)	12,050,000	10,875,125
8.5% 10/30/25 (d)	2,520,000	2,268,896
Macy's Retail Holdings LLC:
5.875% 3/15/30 (d)	915,000	806,545
6.125% 3/15/32 (d)	1,065,000	915,900
Michaels Companies, Inc.:
5.25% 5/1/28 (d)	2,370,000	1,972,385
7.875% 5/1/29 (d)	3,590,000	2,701,475
		29,071,310
Technology - 4.0%
Athenahealth Group, Inc. 6.5% 2/15/30 (d)	6,520,000	5,156,955
Block, Inc.:
2.75% 6/1/26	2,555,000	2,279,791
3.5% 6/1/31	2,555,000	2,064,185
CA Magnum Holdings 5.375% (d)(h)	770,000	702,625
Camelot Finance SA 4.5% 11/1/26 (d)	2,285,000	2,095,431
CDW LLC/CDW Finance Corp. 4.25% 4/1/28	2,960,000	2,692,739
Coherent Corp. 5% 12/15/29 (d)	1,385,000	1,213,399
Elastic NV 4.125% 7/15/29 (d)	1,275,000	1,046,384
Gen Digital, Inc. 5% 4/15/25 (d)	6,075,000	5,901,012
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (d)	2,235,000	2,115,115
Match Group Holdings II LLC:
4.125% 8/1/30 (d)	2,335,000	1,935,663
5.625% 2/15/29 (d)	2,035,000	1,874,820
MicroStrategy, Inc. 6.125% 6/15/28 (d)	10,890,000	9,038,700
NCR Corp. 5.125% 4/15/29 (d)	1,775,000	1,515,889
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)	1,450,000	1,347,292
onsemi 3.875% 9/1/28 (d)	3,110,000	2,733,192
Open Text Corp. 3.875% 12/1/29 (d)	2,200,000	1,775,777
Open Text Holdings, Inc.:
4.125% 2/15/30 (d)	3,095,000	2,546,872
4.125% 12/1/31 (d)	2,200,000	1,750,650
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)	1,430,000	561,764
Roblox Corp. 3.875% 5/1/30 (d)	6,055,000	4,977,876
Sensata Technologies BV 4% 4/15/29 (d)	2,480,000	2,187,286
Synaptics, Inc. 4% 6/15/29 (d)	1,210,000	1,003,692
TTM Technologies, Inc. 4% 3/1/29 (d)	2,215,000	1,827,172
Uber Technologies, Inc.:
7.5% 5/15/25 (d)	5,010,000	5,060,786
7.5% 9/15/27 (d)	2,765,000	2,803,461
Unisys Corp. 6.875% 11/1/27 (d)	1,425,000	1,074,740
		69,283,268
Telecommunications - 6.5%
Altice Financing SA:
5% 1/15/28 (d)	2,375,000	1,970,965
5.75% 8/15/29 (d)	7,480,000	6,117,219
Altice France SA:
5.125% 1/15/29 (d)	2,270,000	1,742,573
5.5% 1/15/28 (d)	4,825,000	3,974,208
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	9,965,000	8,978,465
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	1,280,000	1,043,406
5.625% 9/15/28 (d)	1,010,000	752,450
Consolidated Communications, Inc. 5% 10/1/28 (d)	1,320,000	877,919
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	2,480,000	2,176,200
5.875% 10/15/27 (d)	2,440,000	2,267,004
5.875% 11/1/29	615,475	492,835
6% 1/15/30 (d)	3,035,000	2,424,206
6.75% 5/1/29 (d)	2,795,000	2,348,345
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (b)(g)	7,570,000	1
6.5% 3/15/30 (d)	10,625,000	9,243,677
8.5% 10/15/24 (b)(d)(g)	2,965,000	0
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)	2,520,000	2,118,564
6.75% 10/15/27 (d)	4,724,000	4,380,473
Level 3 Financing, Inc.:
3.75% 7/15/29 (d)	3,850,000	2,420,149
4.25% 7/1/28 (d)	3,420,000	2,334,150
Lumen Technologies, Inc. 4% 2/15/27 (d)	4,225,000	3,244,378
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (d)	1,700,000	1,492,940
6% 2/15/28 (d)	790,000	628,050
Sable International Finance Ltd. 5.75% 9/7/27 (d)	4,895,000	4,496,669
Sabre GLBL, Inc. 9.25% 4/15/25 (d)	1,820,000	1,791,502
SBA Communications Corp. 3.875% 2/15/27	5,020,000	4,543,069
Sprint Capital Corp. 8.75% 3/15/32	16,540,000	19,690,705
Telecom Italia SpA 5.303% 5/30/24 (d)	2,020,000	1,967,137
Uniti Group, Inc. 6% 1/15/30 (d)	6,860,000	4,251,788
Windstream Escrow LLC 7.75% 8/15/28 (d)	10,615,000	8,674,578
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)	3,835,000	2,941,924
6.125% 3/1/28 (d)	2,115,000	1,332,323
		110,717,872
Textiles/Apparel - 0.4%
Crocs, Inc.:
4.125% 8/15/31 (d)	3,760,000	3,083,200
4.25% 3/15/29 (d)	3,735,000	3,202,763
Victoria's Secret & Co. 4.625% 7/15/29 (d)	1,665,000	1,357,857
		7,643,820
Transportation Ex Air/Rail - 0.5%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (d)	9,000	8,703
4.375% 5/1/26 (d)	7,000	6,512
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)	5,110,000	5,023,769
Seaspan Corp. 5.5% 8/1/29 (d)	3,695,000	2,780,665
		7,819,649
Utilities - 4.2%
Clearway Energy Operating LLC 4.75% 3/15/28 (d)	5,885,000	5,400,665
DPL, Inc. 4.35% 4/15/29	9,480,000	8,200,200
NRG Energy, Inc.:
3.875% 2/15/32 (d)	1,470,000	1,140,044
5.25% 6/15/29 (d)	3,050,000	2,714,500
6.625% 1/15/27	891,000	888,498
Pacific Gas & Electric Co.:
3.75% 8/15/42	350,000	242,696
3.95% 12/1/47	2,495,000	1,701,389
4.55% 7/1/30	14,220,000	12,840,956
4.95% 7/1/50	23,225,000	18,336,049
PG&E Corp. 5.25% 7/1/30	9,430,000	8,416,275
Pike Corp. 5.5% 9/1/28 (d)	8,505,000	7,380,724
Vertiv Group Corp. 4.125% 11/15/28 (d)	3,055,000	2,654,153
Vistra Operations Co. LLC 5.625% 2/15/27 (d)	2,000,000	1,895,241
		71,811,390
TOTAL NONCONVERTIBLE BONDS		1,299,481,722
TOTAL CORPORATE BONDS (Cost $1,513,303,317)		1,358,605,046

Common Stocks - 5.8%
	Shares	Value ($)
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (b)(i)	32,168	207,162
Broadcasting - 0.0%
iHeartMedia, Inc. (i)	8,204	59,561
Chemicals - 0.0%
Corteva, Inc.	10,266	639,469
Energy - 3.8%
California Resources Corp.	233,262	9,843,656
California Resources Corp. warrants 10/27/24 (i)	20,004	219,044
Chesapeake Energy Corp.	64,281	5,194,548
Denbury, Inc. (i)	42,041	3,504,958
Denbury, Inc. warrants 9/18/25 (i)	117,577	6,475,871
EP Energy Corp. (b)(i)	218,900	1,477,575
Forbes Energy Services Ltd. (i)	72,087	1
Jonah Energy Parent LLC (b)(i)	425,801	19,659,232
Mesquite Energy, Inc. (b)(i)	214,437	12,276,501
Noble Corp. PLC (i)	7,670	319,762
Noble Corp. PLC:
warrants 2/4/28 (i)	27,051	792,597
warrants 2/4/28 (i)	27,051	810,989
PureWest Energy (b)	2,832	27,612
PureWest Energy rights (b)(i)	1,707	0
Superior Energy Services, Inc. Class A (b)(i)	15,005	1,104,368
Tidewater, Inc. warrants 11/14/42 (i)	8,251	443,244
Tribune Resources, Inc. (b)(i)	182,155	103,828
Tribune Resources, Inc. warrants 3/30/23 (b)(i)	51,925	1
Valaris Ltd. (i)	38,587	2,594,976
TOTAL ENERGY		64,848,763
Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. (b)(c)(i)	1,330,466	1,104,287
Food & Drug Retail - 1.0%
Northeast Grocery, Inc. (b)(c)(i)	228,430	963,975
Southeastern Grocers, Inc. (b)(c)(i)	687,397	15,968,232
TOTAL FOOD & DRUG RETAIL		16,932,207
Gaming - 0.2%
Caesars Entertainment, Inc. (i)	57,808	2,934,334
Studio City International Holdings Ltd.:
ADR (d)	25,434	178,038
(NYSE) ADR (i)	28,000	196,000
TOTAL GAMING		3,308,372
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (b)(i)	0	0
Frontier Communications Parent, Inc. (i)	77,463	2,119,388
Intelsat Jackson Holdings SA:
Series A rights (b)(i)	10,413	89,552
Series B rights (b)(i)	10,413	329,988
TOTAL TELECOMMUNICATIONS		2,538,928
Textiles/Apparel - 0.3%
Intelsat Emergence SA (b)	99,434	4,941,870
Utilities - 0.3%
Vistra Corp.	220,662	4,852,357
TOTAL COMMON STOCKS (Cost $47,646,193)		99,432,976

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
Utilities - 0.3%
PG&E Corp. (Cost $4,642,646)	40,800	5,605,630

Bank Loan Obligations - 5.9%
	Principal Amount (a)	Value ($)
Air Transportation - 0.9%
Echo Global Logistics, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.750% 9.3849% 11/23/28 (b)(e)(f)(j)	7,288,733	7,019,778
2LN, term loan 3 month U.S. LIBOR + 8.000% 12.6349% 11/23/29 (b)(e)(f)(j)	9,743,000	9,383,483
TOTAL AIR TRANSPORTATION		16,403,261
Banks & Thrifts - 0.1%
First Eagle Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.2299% 2/1/27 (e)(f)(j)	1,062,277	1,043,464
Broadcasting - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 12.7755% 5/25/26 (e)(f)(j)	365,190	340,237
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.7299% 8/14/26 (e)(f)(j)	1,130,162	1,127,812
TOTAL BROADCASTING		1,468,049
Building Materials - 0.1%
Hunter Douglas, Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 7.9971% 2/25/29 (e)(f)(j)	1,537,275	1,407,160
Cable/Satellite TV - 0.1%
Numericable LLC Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 8.8636% 8/14/26 (e)(f)(j)	1,053,250	1,020,999
Chemicals - 0.5%
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.1349% 5/7/25 (b)(e)(f)(j)	5,698,225	5,527,278
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 7.1349% 5/7/25 (e)(f)(j)	520,475	513,100
Discovery Purchaser Corp. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.370% 8.9625% 10/4/29 (e)(f)(j)	2,860,000	2,732,844
Starfruit U.S. Holdco LLC Tranche B, term loan 1 month U.S. LIBOR + 2.750% 7.526% 10/1/25 (e)(f)(j)	648,789	644,247
TOTAL CHEMICALS		9,417,469
Consumer Products - 0.1%
The Golub Corp. 2LN, term loan 3 month U.S. LIBOR + 13.500% 18.35% 5/8/26 (b)(e)(f)(j)	1,333,616	1,286,940
Diversified Financial Services - 0.8%
Cabazon Finance Authority term loan 11% 3/7/24 pay-in-kind (b)(e)(j)	3,050,723	2,932,660
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.0797% 3/1/25 (e)(f)(j)	238,657	238,285
Softbank SVF II Cayman LP 1LN, term loan 3 month U.S. LIBOR + 5.000% 5% 12/31/24 (b)(e)(f)(j)	10,391,415	10,391,415
TOTAL DIVERSIFIED FINANCIAL SERVICES		13,562,360
Energy - 0.0%
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(f)(g)(j)	3,964,252	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(f)(g)(j)	1,710,000	0
TOTAL ENERGY		0
Food/Beverage/Tobacco - 0.1%
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9108% 5/16/29 (e)(f)(j)	1,880,288	1,839,542
Gaming - 0.1%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.62% 10/20/24 (e)(f)(j)	927,188	924,870
Scientific Games Holdings LP term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 8.1028% 4/4/29 (e)(f)(j)	453,863	445,847
TOTAL GAMING		1,370,717
Healthcare - 0.1%
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.6349% 11/1/28 (e)(f)(j)	287,825	284,901
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 11/15/28 (e)(f)(j)	1,126,488	1,102,268
TOTAL HEALTHCARE		1,387,169
Hotels - 0.0%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 6.750% 11.4799% 5/30/26 (e)(f)(j)	1,392,469	783,264
Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8849% 2/15/27 (e)(f)(j)	212,850	204,602
Alliant Holdings Intermediate LLC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.06% 2/13/27 (e)(f)(j)	1,023,122	1,009,054
USI, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3302% 11/22/29 (e)(f)(j)	435,908	434,635
TOTAL INSURANCE		1,648,291
Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 8/17/28 (e)(f)(j)	42,882	42,721
Railroad - 0.0%
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.000% 11.6912% 11/23/29 (b)(e)(f)(j)	915,000	910,425
Services - 1.3%
ABG Intermediate Holdings 2 LLC Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.7176% 12/20/29 (e)(f)(j)	165,000	151,800
Ascend Learning LLC 2LN, term loan 1 month U.S. LIBOR + 5.750% 10.3849% 12/10/29 (e)(f)(j)	305,000	264,398
Asurion LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 8.6802% 8/17/28 (e)(f)(j)	4,289,250	4,013,494
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1875% 6/2/28 (e)(f)(j)	575,000	491,481
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.0753% 6/13/25 (e)(f)(j)	4,035,000	3,419,663
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3253% 6/13/24 (e)(f)(j)	3,909,093	3,679,434
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 12.9799% 8/22/25 (e)(f)(j)	2,230,000	2,101,775
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.735% 4/11/29 (e)(f)(j)	5,535,000	5,078,363
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.765% 3/4/28 (e)(f)(j)	3,978,575	3,341,446
TOTAL SERVICES		22,541,854
Super Retail - 0.2%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 3/5/28 (e)(f)(j)	2,622,967	2,581,157
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 8.9799% 4/15/28 (e)(f)(j)	920,975	841,541
TOTAL SUPER RETAIL		3,422,698
Technology - 1.3%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.4799% 8/10/25 (e)(f)(j)	4,910,256	4,057,099
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.0608% 2/15/29 (e)(f)(j)	2,829,622	2,610,327
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (f)(j)(k)	346,739	319,867
Ceridian HCM Holding, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.1349% 4/30/25 (e)(f)(j)	1,570,300	1,564,019
Epicor Software Corp. 2LN, term loan 1 month U.S. LIBOR + 7.750% 12.3849% 7/31/28 (e)(f)(j)	1,945,000	1,935,275
UKG, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5753% 5/4/26 (e)(f)(j)	691,763	681,822
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0319% 5/3/26 (e)(f)(j)	3,908,570	3,826,490
2LN, term loan 3 month U.S. LIBOR + 5.250% 10.0319% 5/3/27 (e)(f)(j)	6,955,000	6,752,123
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 9.75% 2/28/27 (e)(f)(j)	437,625	431,498
TOTAL TECHNOLOGY		22,178,520
TOTAL BANK LOAN OBLIGATIONS (Cost $108,202,607)		101,734,903

Preferred Securities - 1.8%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 1.6%
Bank of America Corp.:
4.3% (e)(h)	2,610,000	2,377,168
6.1% (e)(h)	3,690,000	3,755,690
6.25% (e)(h)	2,310,000	2,380,193
Citigroup, Inc. 8.8704% (e)(f)(h)	4,825,000	4,887,204
JPMorgan Chase & Co. 6% (e)(h)	11,680,000	11,701,852
Wells Fargo & Co. 5.9% (e)(h)	1,955,000	1,936,914
TOTAL BANKS & THRIFTS		27,039,021
Energy - 0.0%
Summit Midstream Partners LP 3 month U.S. LIBOR + 7.430% 12.1759% (e)(f)(g)(h)	204,000	150,960
Insurance - 0.2%
Alliant Holdings Intermediate LLC 9.75% (b)(h)	4,000,000	3,325,000
TOTAL PREFERRED SECURITIES (Cost $32,215,267)		30,514,981

Other - 1.2%
	Shares	Value ($)
Other - 1.2%
Fidelity Private Credit Central Fund LLC (c)(m)	2,031,166	20,128,831
Tribune Co. Claim (b)(i)	11,217	7,516

TOTAL OTHER (Cost $20,224,253)		20,136,347

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (l) (Cost $66,441,705)	66,428,419	66,441,705

TOTAL INVESTMENT IN SECURITIES - 98.3% (Cost $1,792,675,988)	1,682,471,588
NET OTHER ASSETS (LIABILITIES) - 1.7%	29,722,350
NET ASSETS - 100.0%	1,712,193,938

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $66,332,372 or 3.9% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $994,075,262 or 58.1% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Non-income producing - Security is in default.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Non-income producing
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $346,739 and $319,867, respectively.

(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Central Fund LLC	12/09/21 - 2/28/23	20,213,033

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	1,687,240

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	2,913,114

New Cotai LLC/New Cotai Capital Corp.	9/11/20	6,590,796

Northeast Grocery, Inc.	11/08/21	90,888

Southeastern Grocers, Inc.	6/01/18 - 4/26/19	5,072,958

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	99,248,396	334,379,708	367,186,399	1,468,071	-	-	66,441,705	0.2%
Fidelity Private Credit Central Fund LLC	11,189,162	11,234,588	2,293,998	870,336	335	(1,256)	20,128,831	12.1%
Fidelity Securities Lending Cash Central Fund 4.63%	10,580,000	17,106,476	27,686,476	1,932	-	-	-	0.0%
Total	121,017,558	362,720,772	397,166,873	2,340,339	335	(1,256)	86,570,536

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Amounts in this Investment Valuation section exclude the value of Fidelity Private Credit Central Fund LLC as presented in the Schedule of Investments. Fidelity Private Credit Central Fund LLC is valued using NAV as a practical expedient.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	7,540,359	2,178,949	-	5,361,410
Consumer Discretionary	4,619,821	3,308,372	-	1,311,449
Consumer Staples	16,932,207	-	-	16,932,207
Energy	64,821,151	23,280,531	6,919,115	34,621,505
Materials	639,469	639,469	-	-
Utilities	10,485,599	4,852,357	5,605,630	27,612

Corporate Bonds	1,358,605,046	-	1,326,375,754	32,229,292

Bank Loan Obligations	101,734,903	-	64,282,924	37,451,979

Preferred Securities	30,514,981	-	27,189,981	3,325,000

Other	7,516	-	-	7,516

Money Market Funds	66,441,705	66,441,705	-	-
Total Investments in Securities:	1,662,342,757	100,701,383	1,430,373,404	131,267,970

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Consumer Staples
Beginning Balance	$15,928,515
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	1,003,692
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$16,932,207
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2023	$1,003,692
Energy
Beginning Balance	$46,083,022
Net Realized Gain (Loss) on Investment Securities	437,800
Net Unrealized Gain (Loss) on Investment Securities	(11,461,510)
Cost of Purchases	-
Proceeds of Sales	(437,800)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(7)
Ending Balance	$34,621,505
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2023	$(11,461,510)
Corporate Bonds
Beginning Balance	$32,768,388
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(582,823)
Cost of Purchases	38,120
Proceeds of Sales	-
Amortization/Accretion	5,607
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$32,229,292
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2023	$(582,823)
Bank Loan Obligations
Beginning Balance	$21,165,395
Net Realized Gain (Loss) on Investment Securities	5,373
Net Unrealized Gain (Loss) on Investment Securities	(188,096)
Cost of Purchases	16,647,135
Proceeds of Sales	(226,253)
Amortization/Accretion	48,425
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$37,451,979
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2023	$(188,096)
Other Investments in Securities
Beginning Balance	$8,458,444
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	1,574,543
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$10,032,987
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2023	$1,574,543

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,706,021,246)	$1,595,901,052
Fidelity Central Funds (cost $86,654,742)	86,570,536

Total Investment in Securities (cost $1,792,675,988)		$1,682,471,588
Cash		6,508,680
Receivable for investments sold		6,167,156
Receivable for fund shares sold		2,890
Dividends receivable		52,876
Interest receivable		23,734,756
Distributions receivable from Fidelity Central Funds		389,984
Total assets		1,719,327,930
Liabilities
Payable for investments purchased	$6,989,270
Payable for fund shares redeemed	143,835
Other payables and accrued expenses	887
Total Liabilities		7,133,992
Net Assets		$1,712,193,938
Net Assets consist of:
Paid in capital		$1,825,364,938
Total accumulated earnings (loss)		(113,171,000)
Net Assets		$1,712,193,938
Net Asset Value , offering price and redemption price per share ($1,712,193,938 ÷ 16,761,557 shares)		$102.15

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends		$17,693,812
Interest		53,345,483
Income from Fidelity Central Funds (including $1,932 from security lending)		2,340,339
Total Income		73,379,634
Expenses
Custodian fees and expenses	$1,052
Independent trustees' fees and expenses	3,359
Legal	248,980
Total expenses before reductions	253,391
Expense reductions	(427)
Total expenses after reductions		252,964
Net Investment income (loss)		73,126,670
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,601,442)
Fidelity Central Funds	335
Total net realized gain (loss)		(7,601,107)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(7,498,105)
Fidelity Central Funds	(1,256)
Total change in net unrealized appreciation (depreciation)		(7,499,361)
Net gain (loss)		(15,100,468)
Net increase (decrease) in net assets resulting from operations		$58,026,202
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,126,670	$117,917,684
Net realized gain (loss)	(7,601,107)	32,474,161
Change in net unrealized appreciation (depreciation)	(7,499,361)	(268,320,213)
Net increase (decrease) in net assets resulting from operations	58,026,202	(117,928,368)
Distributions to shareholders	(71,554,920)	(114,089,238)
Affiliated share transactions
Proceeds from sales of shares	6,841,474	33,321,999
Reinvestment of distributions	71,554,901	113,960,859
Cost of shares redeemed	(232,870,470)	(469,474,595)
Net increase (decrease) in net assets resulting from share transactions	(154,474,095)	(322,191,737)
Total increase (decrease) in net assets	(168,002,813)	(554,209,343)

Net Assets
Beginning of period	1,880,196,751	2,434,406,094
End of period	$1,712,193,938	$1,880,196,751

Other Information
Shares
Sold	66,868	294,378
Issued in reinvestment of distributions	703,901	1,041,571
Redeemed	(2,262,713)	(4,157,418)
Net increase (decrease)	(1,491,944)	(2,821,469)

Financial Highlights
Fidelity® High Income Central Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$103.00	$115.51	$106.08	$111.37	$112.30	$113.78
Income from Investment Operations
Net investment income (loss) A,B	4.053	6.198	6.202	6.432	7.276	7.336
Net realized and unrealized gain (loss)	(.956)	(12.709)	9.246	(5.023)	(.267)	(1.497)
Total from investment operations	3.097	(6.511)	15.448	1.409	7.009	5.839
Distributions from net investment income	(3.864)	(5.999)	(6.018)	(6.685)	(7.089)	(7.240)
Distributions from net realized gain	(.083)	-	-	(.014)	(.850)	(.079)
Total distributions	(3.947)	(5.999)	(6.018)	(6.699)	(7.939)	(7.319)
Net asset value, end of period	$102.15	$103.00	$115.51	$106.08	$111.37	$112.30
Total Return C,D	3.09%	(5.81)%	14.97%	1.45%	6.59%	5.29%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.03% G	.04%	-% H	-% H	-% H	-% H
Expenses net of fee waivers, if any	.03% G	.04%	-% H	-% H	-% H	-% H
Expenses net of all reductions	.03% G	.04%	-% H	-% H	-% H	-% H
Net investment income (loss)	8.03% G	5.63%	5.62%	6.06%	6.70%	6.49%
Supplemental Data
Net assets, end of period (000 omitted)	$1,712,194	$1,880,197	$2,434,406	$2,689,635	$2,600,771	$884,331
Portfolio turnover rate I	13% G	23%	37%	59% J	39% J,K	57%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount represents less than .005%.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1. Organization.
Fidelity High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Investment in Fidelity Private Credit Central Fund LLC.
The Fund invests in Fidelity Private Credit Central Fund LLC (formerly Fidelity Direct Lending Fund, LP), which is a limited liability company available only to certain investment companies managed by the investment adviser and its affiliates. The Fund's units are not registered under the Securities Act of 1933, and are subject to substantial restrictions on transfer. The Fund has no redemption rights under the limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Central Fund LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Central Fund LLC and thus a decline in the value of the Fund. Fidelity Private Credit Central Fund LLC intends to invest primarily in direct loans made to private U.S. companies, specifically small- and middle-market companies.

The Schedule of Investments lists Fidelity Private Credit Central Fund LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Central Fund LLC. Fidelity Private Credit Central Fund LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Central Fund LLC. The expense ratio for Fidelity Private Credit Central Fund LLC for the year ended December 31, 2022 was 2.46%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities.   The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates.   The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker   and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$58,254,183	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.2 - 5.8 / 3.3	Increase
			Enterprise value/Revenue multiple (EV/R)	0.3	Increase
			Daily production multiple ($/Barrels of oil equivalent per day)	$18,250.00	Increase
			Enterprise value/PV-10 multiple (EV/PV-10)	0.5 - 0.7 / 0.6	Increase
			Enterprise value/Proved reserves multiple (EV/PR)	0.8 - 4.7 / 4.6	Increase
			Daily production multiple ($/Million cubic feet per day)	$3,000.00	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$0.77	Increase
		Discounted cash flow	Discount rate	8.0% - 13.3% / 9.7%	Decrease
			Reserve risk rate	50.0% - 95.0% / 72.5%	Increase
		Black scholes	Discount rate	4.9% - 5.1% / 4.9%	Increase
			Volatility	22.5% - 55.0% / 24.6%	Increase
			Term	0.3 - 0.8 / 0.3	Increase
		Straight line	Price of underlying security	$0.77	Increase
			Strike price	$6.15	Decrease
Corporate Bonds	$32,229,292	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.2	Increase
			Daily production multiple ($/Barrels of oil equivalent per day)	$18,250.00	Increase
			Enterprise value/PV-10 multiple (EV/PV-10)	0.7	Increase
			Enterprise value/Proved reserves multiple (EV/PR)	4.7	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Discount rate	10.0%	Decrease
			Reserve risk rate	50.0% - 95.0% / 72.5%	Increase
		Indicative market price	Evaluated bid	$0.13 - $8.00 / $6.52	Increase
		Black scholes	Discount rate	5.1%	Increase
			Volatility	55.0%	Increase
			Term	0.8	Increase
Preferred Securities	$3,325,000	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	15.0	Increase
Bank Loan Obligations	$37,451,979	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$99.50	Increase
		Discounted cash flow	Discount rate	10.7% - 19.4% / 13.3%	Decrease
			Yield	6.1%	Decrease
		Indicative market price	Evaluated bid	$97.00	Increase
Other	$7,516	Recovery value	Recovery value	$0.67	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, defaulted bonds, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$103,020,712
Gross unrealized depreciation	(213,940,450)
Net unrealized appreciation (depreciation)	$(110,919,738)
Tax cost	$1,793,391,326

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
Fidelity High Income Central Fund	Fidelity Private Credit Central Fund LLC	$8,046,885

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity High Income Central Fund	107,334,987	239,047,760
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity High Income Central Fund	-	4,405,645	2,953,805

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:
Amount ($)
Fidelity High Income Central Fund	1,372
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity High Income Central Fund	$192	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $427.
9. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® High Income Central Fund	.0278%
Actual		$ 1,000	$ 1,030.90	$ .14
Hypothetical- B		$ 1,000	$ 1,024.66	$ .14

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.861965.114
HICII-SANN-0423
Fidelity® Specialized High Income Central Fund

Semi-Annual Report
February 28, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary February 28, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
Occidental Petroleum Corp.	2.7
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.7
CCO Holdings LLC/CCO Holdings Capital Corp.	2.6
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	2.3
PG&E Corp.	2.1
Sprint Capital Corp.	2.1
TransDigm, Inc.	1.7
Tenet Healthcare Corp.	1.6
Vistra Operations Co. LLC	1.6
Albertsons Companies LLC/Safeway Inc./New Albertson's, Inc./Albertson's LLC	1.5
20.9

Market Sectors (% of Fund's net assets)

Energy	15.0
Utilities	7.2
Healthcare	7.0
Telecommunications	6.1
Diversified Financial Services	5.5

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 11.4%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 88.5%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.5%
Broadcasting - 0.5%
DISH Network Corp. 3.375% 8/15/26	2,658,000	1,698,675
Nonconvertible Bonds - 88.0%
!UNKNOWN - 0.3%
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 4/15/32 (b)	1,000,000	906,790
Aerospace - 3.5%
BWX Technologies, Inc. 4.125% 6/30/28 (b)	995,000	887,662
Howmet Aerospace, Inc. 6.75% 1/15/28	755,000	771,051
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	2,085,000	1,795,671
Moog, Inc. 4.25% 12/15/27 (b)	1,460,000	1,335,913
Rolls-Royce PLC 5.75% 10/15/27 (b)	1,270,000	1,225,956
TransDigm, Inc. 6.25% 3/15/26 (b)	5,853,000	5,775,423
		11,791,676
Air Transportation - 0.4%
Rand Parent LLC 8.5% 2/15/30 (b)	710,000	681,675
United Airlines, Inc. 4.375% 4/15/26 (b)	670,000	630,590
		1,312,265
Automotive & Auto Parts - 2.1%
Allison Transmission, Inc. 3.75% 1/30/31 (b)	1,270,000	1,054,100
Dana, Inc. 4.5% 2/15/32	365,000	290,916
Ford Motor Co.:
3.25% 2/12/32	885,000	668,873
5.291% 12/8/46	445,000	348,213
Ford Motor Credit Co. LLC:
2.3% 2/10/25	360,000	330,876
2.9% 2/10/29	360,000	293,036
4% 11/13/30	1,710,000	1,425,200
4.687% 6/9/25	1,005,000	960,865
5.113% 5/3/29	650,000	594,165
5.125% 6/16/25	660,000	637,150
LCM Investments Holdings 4.875% 5/1/29 (b)	160,000	130,047
Thor Industries, Inc. 4% 10/15/29 (b)	475,000	382,692
		7,116,133
Banks & Thrifts - 0.4%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	205,000	179,926
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (b)	1,360,000	1,093,188
		1,273,114
Broadcasting - 1.7%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (b)	650,000	72,930
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)	465,000	370,596
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)	365,000	283,817
5% 8/1/27 (b)	1,160,000	1,064,300
5.5% 7/1/29 (b)	2,845,000	2,567,613
TEGNA, Inc.:
4.625% 3/15/28	1,270,000	1,130,300
5% 9/15/29	240,000	212,928
		5,702,484
Building Materials - 1.2%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	1,880,000	1,748,964
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	1,165,000	978,046
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)	1,485,000	1,236,263
		3,963,273
Cable/Satellite TV - 4.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	200,000	160,540
4.5% 8/15/30 (b)	1,995,000	1,640,927
4.5% 5/1/32	2,370,000	1,875,737
4.5% 6/1/33 (b)	730,000	567,942
5% 2/1/28 (b)	4,914,000	4,453,313
CSC Holdings LLC:
3.375% 2/15/31 (b)	2,495,000	1,711,071
4.125% 12/1/30 (b)	5,000	3,613
4.625% 12/1/30 (b)	930,000	500,689
5.375% 2/1/28 (b)	700,000	583,870
5.5% 4/15/27 (b)	1,961,000	1,706,012
VZ Secured Financing BV 5% 1/15/32 (b)	1,805,000	1,484,807
		14,688,521
Chemicals - 5.1%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)	1,200,000	1,106,735
INEOS Finance PLC 6.75% 5/15/28 (b)	690,000	673,688
Methanex Corp.:
5.125% 10/15/27	1,585,000	1,489,789
5.25% 12/15/29	130,000	119,220
5.65% 12/1/44	1,034,000	842,710
NOVA Chemicals Corp. 5.25% 6/1/27 (b)	1,960,000	1,764,000
Nufarm Australia Ltd. 5% 1/27/30 (b)	895,000	781,339
Olin Corp.:
5% 2/1/30	1,944,000	1,768,951
5.125% 9/15/27	2,525,000	2,400,063
SPCM SA 3.125% 3/15/27 (b)	360,000	310,358
The Chemours Co. LLC 5.375% 5/15/27	2,885,000	2,627,226
Valvoline, Inc. 4.25% 2/15/30 (b)	1,410,000	1,377,972
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)	630,000	578,901
5.625% 10/1/24 (b)	1,246,000	1,245,626
7.375% 3/1/31 (b)	125,000	124,091
		17,210,669
Consumer Products - 0.5%
Mattel, Inc.:
3.75% 4/1/29 (b)	630,000	544,950
6.2% 10/1/40	375,000	331,993
Newell Brands, Inc. 5.625% 4/1/36 (c)	565,000	478,524
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)	375,000	302,239
		1,657,706
Containers - 1.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)	1,155,000	1,051,050
Ball Corp.:
2.875% 8/15/30	1,035,000	826,137
3.125% 9/15/31	1,280,000	1,025,075
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	965,000	822,373
OI European Group BV 4.75% 2/15/30 (b)	370,000	329,333
Sealed Air Corp. 6.875% 7/15/33 (b)	680,000	692,104
		4,746,072
Diversified Financial Services - 5.5%
Coinbase Global, Inc.:
3.375% 10/1/28 (b)	905,000	592,775
3.625% 10/1/31 (b)	975,000	588,003
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	6,705,000	6,235,647
6.25% 5/15/26	3,149,000	3,054,530
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)	1,005,000	854,315
LPL Holdings, Inc. 4% 3/15/29 (b)	1,420,000	1,249,329
MSCI, Inc.:
3.25% 8/15/33 (b)	285,000	224,731
3.875% 2/15/31 (b)	1,805,000	1,553,527
OneMain Finance Corp.:
3.5% 1/15/27	2,475,000	2,078,569
6.875% 3/15/25	1,585,000	1,547,326
7.125% 3/15/26	624,000	606,515
		18,585,267
Diversified Media - 0.4%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	1,765,000	1,348,654
Energy - 15.0%
Altus Midstream LP 5.875% 6/15/30 (b)	340,000	314,231
Apache Corp.:
4.25% 1/15/30	244,000	215,658
5.1% 9/1/40	686,000	564,455
5.25% 2/1/42	1,030,000	829,563
5.35% 7/1/49	170,000	134,655
Centennial Resource Production LLC 5.875% 7/1/29 (b)	190,000	170,050
Cheniere Energy Partners LP:
3.25% 1/31/32	1,405,000	1,126,093
4% 3/1/31	1,355,000	1,167,533
Cheniere Energy, Inc. 4.625% 10/15/28	1,233,000	1,143,003
CNX Midstream Partners LP 4.75% 4/15/30 (b)	150,000	122,975
Continental Resources, Inc. 5.75% 1/15/31 (b)	1,860,000	1,760,602
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)	2,198,000	2,033,150
5.75% 4/1/25	3,871,000	3,754,726
6% 2/1/29 (b)	1,910,000	1,737,527
7.375% 2/1/31 (b)	370,000	360,424
CVR Energy, Inc.:
5.25% 2/15/25 (b)	840,000	806,400
5.75% 2/15/28 (b)	175,000	155,321
DCP Midstream Operating LP:
5.6% 4/1/44	100,000	93,799
6.45% 11/3/36 (b)	435,000	441,729
8.125% 8/16/30	30,000	33,225
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	905,000	873,325
EnLink Midstream LLC 5.625% 1/15/28 (b)	220,000	209,550
EnLink Midstream Partners LP:
5.05% 4/1/45	290,000	221,712
5.45% 6/1/47	605,000	476,933
5.6% 4/1/44	1,018,000	829,670
EQM Midstream Partners LP:
4.75% 1/15/31 (b)	1,140,000	926,250
5.5% 7/15/28	905,000	807,713
6.5% 7/15/48	550,000	409,684
7.5% 6/1/27 (b)	710,000	695,800
EQT Corp. 3.9% 10/1/27	1,654,000	1,512,451
Hess Midstream Partners LP:
5.125% 6/15/28 (b)	1,130,000	1,036,790
5.625% 2/15/26 (b)	592,000	576,117
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (b)	380,000	353,053
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (b)	365,000	331,234
6.375% 4/15/27 (b)	300,000	290,916
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	3,570,000	3,266,550
Occidental Petroleum Corp.:
4.2% 3/15/48	645,000	493,425
4.3% 8/15/39	340,000	266,050
4.4% 4/15/46	995,000	763,389
4.4% 8/15/49	1,140,000	877,800
5.55% 3/15/26	1,660,000	1,650,986
6.125% 1/1/31	765,000	770,439
6.2% 3/15/40	330,000	321,750
6.45% 9/15/36	1,745,000	1,753,725
7.5% 5/1/31	1,330,000	1,423,100
7.875% 9/15/31	210,000	228,062
8.875% 7/15/30	715,000	812,133
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	1,095,000	946,777
4.95% 7/15/29 (b)	570,000	495,843
6.875% 4/15/40 (b)	220,000	180,151
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,295,000	1,136,510
5.875% 3/15/28	215,000	206,344
6% 4/15/27	1,405,000	1,380,413
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	265,000	230,200
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	255,000	229,021
6% 3/1/27 (b)	1,111,000	1,031,552
6% 12/31/30 (b)	1,360,000	1,172,782
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.5% 3/1/30	280,000	265,215
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	445,000	383,813
3.875% 11/1/33 (b)	365,000	297,621
4.125% 8/15/31 (b)	430,000	369,800
6.25% 1/15/30 (b)	515,000	507,919
Western Gas Partners LP:
4.3% 2/1/30	2,950,000	2,613,530
4.65% 7/1/26	122,000	115,900
		50,707,117
Environmental - 0.7%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	150,000	148,933
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)	1,275,000	1,226,741
6% 6/15/30 (b)	220,000	212,574
Stericycle, Inc. 3.875% 1/15/29 (b)	925,000	792,962
		2,381,210
Food & Drug Retail - 1.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)	3,770,000	3,190,834
4.625% 1/15/27 (b)	1,400,000	1,316,000
6.5% 2/15/28 (b)	695,000	691,073
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	1,585,000	958,925
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	165,000	133,503
		6,290,335
Food/Beverage/Tobacco - 2.1%
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (b)	1,660,000	1,562,467
Lamb Weston Holdings, Inc. 4.375% 1/31/32 (b)	1,160,000	1,020,505
Pilgrim's Pride Corp. 4.25% 4/15/31	1,000,000	835,000
Post Holdings, Inc. 5.625% 1/15/28 (b)	2,000,000	1,910,000
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	175,000	152,853
6.25% 4/15/25 (b)	1,660,000	1,653,931
		7,134,756
Gaming - 1.9%
Melco Resorts Finance Ltd.:
5.375% 12/4/29 (b)	535,000	442,183
5.75% 7/21/28 (b)	805,000	691,793
MGM Resorts International 5.75% 6/15/25	620,000	608,841
VICI Properties LP / VICI Note Co.:
4.25% 12/1/26 (b)	725,000	672,329
4.5% 9/1/26 (b)	2,592,000	2,418,287
4.625% 6/15/25 (b)	315,000	302,294
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.5% 3/1/25 (b)	1,330,000	1,290,513
		6,426,240
Healthcare - 7.0%
180 Medical, Inc. 3.875% 10/15/29 (b)	1,175,000	1,023,061
Avantor Funding, Inc.:
3.875% 11/1/29 (b)	1,000,000	865,000
4.625% 7/15/28 (b)	1,215,000	1,117,800
Catalent Pharma Solutions:
3.125% 2/15/29 (b)	1,100,000	949,476
3.5% 4/1/30 (b)	1,625,000	1,411,361
Centene Corp.:
2.45% 7/15/28	70,000	58,661
2.5% 3/1/31	1,390,000	1,083,324
3.375% 2/15/30	2,000,000	1,687,559
4.25% 12/15/27	1,425,000	1,316,771
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	265,000	230,073
4.25% 5/1/28 (b)	150,000	135,332
Community Health Systems, Inc. 4.75% 2/15/31 (b)	1,720,000	1,328,700
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)	640,000	527,469
HCA Holdings, Inc. 5.375% 2/1/25	1,600,000	1,584,805
Hologic, Inc.:
3.25% 2/15/29 (b)	1,125,000	970,088
4.625% 2/1/28 (b)	170,000	158,524
IQVIA, Inc. 5% 5/15/27 (b)	630,000	599,426
Jazz Securities DAC 4.375% 1/15/29 (b)	305,000	270,123
Molina Healthcare, Inc. 3.875% 5/15/32 (b)	485,000	398,190
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	1,550,000	1,368,185
5.125% 4/30/31 (b)	1,050,000	891,188
Teleflex, Inc. 4.25% 6/1/28 (b)	305,000	275,290
Tenet Healthcare Corp.:
4.625% 6/15/28	3,945,000	3,569,313
4.875% 1/1/26	690,000	657,147
5.125% 11/1/27	1,500,000	1,410,195
		23,887,061
Homebuilders/Real Estate - 3.0%
Century Communities, Inc. 3.875% 8/15/29 (b)	430,000	351,525
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)	460,000	399,050
Howard Hughes Corp. 4.375% 2/1/31 (b)	1,935,000	1,576,638
Kennedy-Wilson, Inc. 4.75% 2/1/30	715,000	549,501
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	1,205,000	825,979
5% 10/15/27	3,516,000	2,886,035
Ryan Specialty Group LLC 4.375% 2/1/30 (b)	530,000	453,129
Service Properties Trust:
3.95% 1/15/28	85,000	67,403
4.375% 2/15/30	605,000	462,281
4.95% 10/1/29	515,000	406,249
5.5% 12/15/27	480,000	432,582
TopBuild Corp. 4.125% 2/15/32 (b)	765,000	628,157
Uniti Group LP / Uniti Group Finance, Inc. 4.75% 4/15/28 (b)	1,630,000	1,292,101
		10,330,630
Hotels - 1.3%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	1,130,000	927,719
4% 5/1/31 (b)	3,185,000	2,710,180
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	426,000	406,225
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	592,000	536,183
		4,580,307
Leisure - 1.4%
Carnival Corp.:
7.625% 3/1/26 (b)	1,465,000	1,319,401
10.5% 2/1/26 (b)	2,290,000	2,371,478
NCL Corp. Ltd. 8.375% 2/1/28 (b)	865,000	881,253
Royal Caribbean Cruises Ltd. 5.375% 7/15/27 (b)	325,000	285,653
		4,857,785
Metals/Mining - 0.6%
Cleveland-Cliffs, Inc. 4.875% 3/1/31 (b)	920,000	837,467
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)	20,000	18,400
Howmet Aerospace, Inc. 5.95% 2/1/37	600,000	587,952
Mineral Resources Ltd. 8% 11/1/27 (b)	495,000	492,525
		1,936,344
Paper - 0.2%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)	475,000	459,677
Glatfelter Corp. 4.75% 11/15/29 (b)	290,000	190,146
		649,823
Restaurants - 0.4%
Garden SpinCo Corp. 8.625% 7/20/30 (b)	150,000	158,262
Yum! Brands, Inc.:
3.625% 3/15/31	1,285,000	1,075,005
5.35% 11/1/43	175,000	146,203
		1,379,470
Services - 5.2%
ADT Corp.:
4.125% 8/1/29 (b)	360,000	309,773
4.875% 7/15/32 (b)	355,000	304,451
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)	196,000	180,424
AECOM 5.125% 3/15/27	2,030,000	1,941,342
Aramark Services, Inc. 5% 2/1/28 (b)	3,660,000	3,369,762
ASGN, Inc. 4.625% 5/15/28 (b)	3,400,000	3,072,682
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)	1,595,000	1,415,945
4% 7/1/29 (b)	140,000	122,818
Fair Isaac Corp. 4% 6/15/28 (b)	435,000	395,050
Gartner, Inc.:
3.625% 6/15/29 (b)	205,000	177,270
3.75% 10/1/30 (b)	530,000	448,724
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	800,000	778,150
Iron Mountain, Inc. 4.875% 9/15/29 (b)	1,270,000	1,105,516
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	675,000	638,145
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)	2,545,000	2,201,151
Service Corp. International 5.125% 6/1/29	695,000	650,694
TriNet Group, Inc. 3.5% 3/1/29 (b)	595,000	496,827
		17,608,724
Steel - 0.2%
Commercial Metals Co. 3.875% 2/15/31	755,000	637,034
Super Retail - 1.6%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)	230,000	200,001
5% 2/15/32 (b)	250,000	213,051
Bath & Body Works, Inc.:
6.625% 10/1/30 (b)	1,095,000	1,037,217
6.875% 11/1/35	1,165,000	1,028,217
Gap, Inc. 3.875% 10/1/31 (b)	360,000	258,286
Hanesbrands, Inc. 4.875% 5/15/26 (b)	1,270,000	1,172,826
Levi Strauss & Co. 3.5% 3/1/31 (b)	525,000	429,188
The William Carter Co. 5.625% 3/15/27 (b)	1,154,000	1,109,175
		5,447,961
Technology - 5.4%
Block, Inc. 2.75% 6/1/26	360,000	321,223
Broadcom, Inc. 2.45% 2/15/31 (b)	1,055,000	835,971
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)	440,000	430,241
Coherent Corp. 5% 12/15/29 (b)	1,385,000	1,213,399
Crowdstrike Holdings, Inc. 3% 2/15/29	610,000	513,784
Entegris, Inc. 4.375% 4/15/28 (b)	2,100,000	1,858,218
Gartner, Inc. 4.5% 7/1/28 (b)	820,000	752,782
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (b)	1,400,000	1,324,904
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	575,000	449,938
4.125% 8/1/30 (b)	305,000	252,838
MicroStrategy, Inc. 6.125% 6/15/28 (b)	545,000	452,350
onsemi 3.875% 9/1/28 (b)	620,000	544,881
Open Text Corp.:
3.875% 2/15/28 (b)	2,760,000	2,379,672
3.875% 12/1/29 (b)	1,200,000	968,606
Qorvo, Inc. 4.375% 10/15/29	950,000	847,106
Roblox Corp. 3.875% 5/1/30 (b)	890,000	731,678
Sensata Technologies BV:
4% 4/15/29 (b)	1,115,000	983,397
5.625% 11/1/24 (b)	1,000,000	989,358
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	1,335,000	1,112,885
TTM Technologies, Inc. 4% 3/1/29 (b)	460,000	379,458
Twilio, Inc. 3.875% 3/15/31	295,000	241,531
Viavi Solutions, Inc. 3.75% 10/1/29 (b)	725,000	605,158
		18,189,378
Telecommunications - 6.1%
Altice Financing SA 5% 1/15/28 (b)	1,660,000	1,377,601
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	2,719,000	2,449,819
Cogent Communications Group, Inc. 7% 6/15/27 (b)	830,000	803,025
Millicom International Cellular SA:
4.5% 4/27/31 (b)	200,000	161,500
5.125% 1/15/28 (b)	1,800,000	1,582,650
Sable International Finance Ltd. 5.75% 9/7/27 (b)	1,424,000	1,308,122
SBA Communications Corp.:
3.125% 2/1/29	1,000,000	825,700
3.875% 2/15/27	705,000	638,021
Sprint Capital Corp.:
6.875% 11/15/28	4,725,000	4,954,163
8.75% 3/15/32	1,720,000	2,047,643
Telecom Italia Capital SA:
6% 9/30/34	739,000	617,435
7.2% 7/18/36	855,000	751,015
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)	3,700,000	3,062,527
		20,579,221
Textiles/Apparel - 0.1%
Foot Locker, Inc. 4% 10/1/29 (b)	190,000	156,199
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	125,000	105,938
		262,137
Transportation Ex Air/Rail - 0.1%
Seaspan Corp. 5.5% 8/1/29 (b)	360,000	270,917
XPO, Inc. 6.25% 5/1/25 (b)	168,000	168,084
		439,001
Utilities - 7.1%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	1,355,000	1,102,631
4.75% 3/15/28 (b)	290,000	266,133
DCP Midstream Operating LP 5.125% 5/15/29	3,305,000	3,181,300
FirstEnergy Corp. 2.25% 9/1/30	1,260,000	1,004,850
NextEra Energy Partners LP 4.25% 9/15/24 (b)	146,000	136,145
NRG Energy, Inc.:
3.625% 2/15/31 (b)	1,710,000	1,325,894
5.25% 6/15/29 (b)	1,251,000	1,113,390
5.75% 1/15/28	1,319,000	1,243,289
6.625% 1/15/27	339,000	338,048
PG&E Corp.:
5% 7/1/28	5,555,000	5,071,993
5.25% 7/1/30	2,395,000	2,137,538
TerraForm Power Operating LLC 5% 1/31/28 (b)	624,000	574,080
TransAlta Corp. 6.5% 3/15/40	545,000	495,950
Vertiv Group Corp. 4.125% 11/15/28 (b)	895,000	777,567
Vistra Operations Co. LLC:
5% 7/31/27 (b)	2,705,000	2,512,823
5.5% 9/1/26 (b)	2,052,000	1,959,851
5.625% 2/15/27 (b)	960,000	909,716
		24,151,198
TOTAL NONCONVERTIBLE BONDS		298,178,356
TOTAL CORPORATE BONDS (Cost $330,813,421)		299,877,031

Bank Loan Obligations - 0.3%
	Principal Amount (a)	Value ($)
Services - 0.2%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2176% 12/21/28 (d)(e)(f)	129,350	126,683
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.735% 4/11/29 (d)(e)(f)	820,000	752,350
TOTAL SERVICES		879,033
Utilities - 0.1%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3676% 8/1/25 (d)(e)(f)	329,175	328,711
TOTAL BANK LOAN OBLIGATIONS (Cost $1,174,159)		1,207,744

Preferred Securities - 0.9%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.9%
Ally Financial, Inc. 4.7% (d)(g) (Cost $3,800,000)	3,800,000	2,984,894

Money Market Funds - 9.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (h) (Cost $30,346,526)	30,342,396	30,348,464

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $366,134,106)	334,418,133
NET OTHER ASSETS (LIABILITIES) - 1.3%	4,425,365
NET ASSETS - 100.0%	338,843,498

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $184,662,220 or 54.5% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	33,916,027	26,382,398	29,949,960	649,114	-	(1)	30,348,464	0.1%
Total	33,916,027	26,382,398	29,949,960	649,114	-	(1)	30,348,464

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	299,877,031	-	299,877,031	-

Bank Loan Obligations	1,207,744	-	1,207,744	-

Preferred Securities	2,984,894	-	2,984,894	-

Money Market Funds	30,348,464	30,348,464	-	-
Total Investments in Securities:	334,418,133	30,348,464	304,069,669	-

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $335,787,580)	$304,069,669
Fidelity Central Funds (cost $30,346,526)	30,348,464

Total Investment in Securities (cost $366,134,106)		$334,418,133
Cash		821
Dividends receivable		391
Interest receivable		4,302,293
Distributions receivable from Fidelity Central Funds		121,903
Total assets		338,843,541
Liabilities
Other payables and accrued expenses	$43
Total Liabilities		43
Net Assets		$338,843,498
Net Assets consist of:
Paid in capital		$377,413,956
Total accumulated earnings (loss)		(38,570,458)
Net Assets		$338,843,498
Net Asset Value , offering price and redemption price per share ($338,843,498 ÷ 4,073,394 shares)		$83.18

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends		$89,691
Interest		8,083,214
Income from Fidelity Central Funds		649,114
Total Income		8,822,019
Expenses
Custodian fees and expenses	$37
Independent trustees' fees and expenses	603
Total expenses before reductions	640
Expense reductions	(60)
Total expenses after reductions		580
Net Investment income (loss)		8,821,439
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,821,469)
Total net realized gain (loss)		(3,821,469)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,160,426
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		1,160,425
Net gain (loss)		(2,661,044)
Net increase (decrease) in net assets resulting from operations		$6,160,395
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,821,439	$16,106,870
Net realized gain (loss)	(3,821,469)	(2,997,053)
Change in net unrealized appreciation (depreciation)	1,160,425	(49,825,397)
Net increase (decrease) in net assets resulting from operations	6,160,395	(36,715,580)
Distributions to shareholders	(8,420,508)	(28,332,812)
Affiliated share transactions
Proceeds from sales of shares	-	15,400,000
Reinvestment of distributions	8,420,301	28,330,870
Cost of shares redeemed	(74,608)	(7,441,587)
Net increase (decrease) in net assets resulting from share transactions	8,345,693	36,289,283
Total increase (decrease) in net assets	6,085,580	(28,759,109)

Net Assets
Beginning of period	332,757,918	361,517,027
End of period	$338,843,498	$332,757,918

Other Information
Shares
Sold	-	169,484
Issued in reinvestment of distributions	101,474	305,098
Redeemed	(900)	(84,911)
Net increase (decrease)	100,574	389,671

Financial Highlights
Fidelity® Specialized High Income Central Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$83.76	$100.89	$100.01	$102.28	$99.83	$104.63
Income from Investment Operations
Net investment income (loss) A,B	2.198	4.198	4.670	5.162	5.368	5.188
Net realized and unrealized gain (loss)	(.680)	(13.727)	1.582	(1.042)	2.981	(2.758)
Total from investment operations	1.518	(9.529)	6.252	4.120	8.349	2.430
Distributions from net investment income	(2.098)	(4.181)	(4.623)	(5.093)	(5.335)	(5.217)
Distributions from net realized gain	-	(3.420)	(.749)	(1.297)	(.564)	(2.013)
Total distributions	(2.098)	(7.601)	(5.372)	(6.390)	(5.899)	(7.230)
Net asset value, end of period	$83.18	$83.76	$100.89	$100.01	$102.28	$99.83
Total Return C,D	1.84%	(9.98)%	6.46%	4.25%	8.73%	2.42%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	5.32% H	4.61%	4.67%	5.20%	5.42%	5.13%
Supplemental Data
Net assets, end of period (000 omitted)	$338,843	$332,758	$361,517	$531,050	$601,159	$719,197
Portfolio turnover rate I	18% H	23%	55%	54%	45% J	62%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1. Organization.
Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,329,412
Gross unrealized depreciation	(33,903,677)
Net unrealized appreciation (depreciation)	$(31,574,265)
Tax cost	$365,992,398

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(751,491)
Long-term	(1,998,992)
Total capital loss carryforward	$(2,750,483)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Specialized High Income Central Fund	38,184,424	25,755,998

5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Specialized High Income Central Fund	$11

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $60.
7. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® Specialized High Income Central Fund	0.0004%
Actual		$ 1,000	$ 1,018.40	$- D
Hypothetical- B		$ 1,000	$ 1,024.79	$- D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than $.005.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.820820.117
SHI-SANN-0423

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 20, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 20, 2023